Consolidated Condensed Balance Sheets - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 704.2	$ 746.6		$ 36.6
Restricted cash	2.9	0.3
Prepaid expenses	9.3	7.6		0.8
Other current assets	0.4	0.3		0.0
Total current assets	716.8	754.8		37.4
Property and equipment, net	5.9	5.9		1.6
Intangible assets, net	0.4	0.5		0.5
Right-of-use assets	12.7	4.5		2.3
Other long-term assets	2.1	2.7		0.0
Total assets	737.9	768.4		41.8
Current liabilities
Accounts payable	1.8	3.4		2.1
Current portion of lease liabilities	3.6	3.1		0.8
Current portion of notes payable	9.5	9.5		0.6
Accrued expenses and other current liabilities	19.4	12.3		0.3
Total current liabilities	34.3	28.3		3.8
Notes payable, net of current portion	7.0	9.3		0.3
Lease liabilities, net of current portion	8.8	1.2		1.5
Warrant liabilities	23.8	30.3		0.0
Other long-term liabilities	0.3	0.4		0.3
Total liabilities	74.2	69.5		5.9
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding as of March 31, 2022 and December 31, 2021	0.0	0.0		0.0
Additional paid-in capital	1,096.5	1,072.5		61.7
Accumulated deficit	(432.8)	(373.6)		(25.8)
Total stockholders' equity	663.7	698.9	$ 20.1	35.9	$ 4.9
Total liabilities and stockholders' equity	737.9	768.4		41.8
Common Class A
Stockholders' equity
Common stock, value, issued	0.0	0.0		0.0
Common Class B
Stockholders' equity
Common stock, value, issued	$ 0.0	$ 0.0		$ 0.0